2012 Stock Option Plan (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Sheres, Beginning Balance	475,000	0
Number Of Sheres, Options granted	475,000	475,000
Number Of Sheres, Options execised		0
Number Of Sheres, Options forteited/cancelld		0
Number Of Sheres, Ending Balance		475,000
Weighted Average Exercise Price, Beginning Balance	$ 0.89	$ 0
Weighted Average Exercise Price, Options granted	$ 0.89	$ 0.89
Weighted Average Exercise Price, Options exercised		$ 0
Weighted Average Exercise Price, Options forfeited/cancelled		$ 0
Weighted Average Exercise Price, Ending Balance		$ 0.89
Weighted Average Remaining Contractual Life (In Years)		9 years 10 months 17 days
Aggregate Intrinsic Value, Beginning Balance	$ 4,750.00	$ 0
Aggregate Intrinsic Value, Options granted		0
Aggregate Intrinsic Value, Options exercised		0
Aggregate Intrinsic Value, Options forfeited/cancelled		0
Aggregate Intrinsic Value, Ending Balance		$ 4,750.00